UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07495

TRANSAMERICA PARTNERS FUNDS GROUP II

(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of principal executive offices)	(Zip code)

Dennis P. Gallagher, P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and address of agent for service)

Registrant’s telephone number, including area code: (727) 299-1800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 - June 30, 2012

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ICA File Number: 811-07495

Reporting Period: 07/01/2011 - 06/30/2012

Transamerica Partners Funds Group II

Transamerica Partners Funds Group II

Transamerica Partners Institutional Balanced

Transamerica Partners Institutional Core Bond

Transamerica Partners Institutional High Quality Bond

Transamerica Partners Institutional High Yield Bond

Transamerica Partners Institutional Inflation-Protected Securities

Transamerica Partners Institutional International Equity

Transamerica Partners Institutional Large Core

Transamerica Partners Institutional Large Growth

Transamerica Partners Institutional Large Value

Transamerica Partners Institutional Mid Growth

Transamerica Partners Institutional Mid Value

Transamerica Partners Institutional Money Market

Transamerica Partners Institutional Small Core

Transamerica Partners Institutional Small Growth

Transamerica Partners Institutional Small Value

Each of the above funds is fully invested in a corresponding series of Transamerica Partners Portfolios. To view each underlying portfolio’s voting record for the reporting period, please refer to the Form N-PX filed August 30, 2012 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153).

Transamerica Asset Allocation - Short Horizon

Transamerica Asset Allocation - Short/Intermediate Horizon

Transamerica Asset Allocation - Intermediate Horizon

Transamerica Asset Allocation - Intermediate/Long Horizon

Transamerica Asset Allocation - Long Horizon

Each of the above funds is fully invested in a corresponding series of Transamerica Partners Funds Group. To view each underlying portfolio’s voting record for the reporting period, please refer to the Form N-PX filed August 30, 2012 for Transamerica Partners Funds Group, Investment Company Act #811-07674 (CIK #0000902844).

Transamerica Institutional Partners Stock Index

Transamerica Institutional Partners Stock Index is fully invested in a corresponding series of Master Investment Portfolio. To view the voting record of Master Investment Portfolio for the reporting period, please refer to the Form N-PX filed August 28, 2012 for Master Investment Portfolio, Investment Company Act #811-08162 (CIK #0000915092).

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA PARTNERS FUNDS GROUP II (Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
President and Chief Executive Officer

Date:	August 30, 2012